Revenue (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Revenue
Summary of accounts receivable and unbilled services (including contract assets)

	September 30, 2021	December 31, 2020
Accounts receivable	$6,233,698	$8,688,441
Unbilled services	$907,840	2,511,811
Total accounts receivable and unbilled services	7,141,538	11,200,252
Allowance for doubtful accounts	(142,830)	—
Total accounts receivable and unbilled services, net	$6,998,708	$11,200,252

	2020	2019
Accounts receivable	$8,688,441	$1,426,874
Unbilled services	2,511,811	1,913,023
Total accounts receivable and unbilled services	$11,200,252	$3,339,897

Summary of deferred revenue

	September 30, 2021	December 31, 2020
Deferred revenue	$7,626,905	$5,564,124

	2020	2019
Deferred revenue	$5,564,124	$4,932,612

Summary of capitalized commission costs and related amortization

	2020	2019
Capitalized commission cost, net	$509,326	$—

	2020	2019
Amortization of capitalized commission cost	$(232,422)	$—